Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue
14.	Revenues

(a)Disaggregation of revenues

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Upfront franchise fees	32,356	38,066	46,831
Continuing franchise fees	554,227	757,158	1,362,654
Sales of hotel supplies and other products	514,557	516,865	1,179,686
Other transactions with the franchisees	119,161	48,754	116,438
Manachised hotels	1,220,301	1,360,843	2,705,609
Room	579,946	505,557	782,646
Food and beverage	43,641	43,313	51,583
Others	6,651	4,059	5,815
Leased hotels	630,238	552,929	840,044
Retail	191,596	253,607	971,931
Others	105,442	95,604	148,383
Total	2,147,577	2,262,983	4,665,967

No geographical information is presented as the operations, customers and long-lived assets of the Group are all located in the PRC.

(b)Contract balances

i)The following table provides information about accounts receivable from contracts with customers:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable	152,167	194,399
Less: allowance for doubtful accounts	(19,468)	(32,298)
Accounts receivable, net	132,699	162,101

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
At the beginning of the year	14,731	19,468
Cumulative effect of the adoption of ASU 2016-13	—	1,371
Allowance made during the year	4,737	11,935
Write off during the year	—	(476)
At the end of the year	19,468	32,298

ii)	The following table provides information about contract assets:

	As of December 31,
	2022	2023
	RMB	RMB
Current	8,741	5,184
Non-current	58,288	54,446
Subtotal	67,029	59,630
Less: allowance for doubtful accounts	—	(28,819)
Total contract assets	67,029	30,811

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
At the beginning of the year	—	—
Allowance made during the year	—	28,819
At the end of the year	—	28,819

The Group recognized RMB28,819 of credit loss allowance during the year ended December 31, 2023, which was primarily related to one franchisee after reassessment of the franchisee’s business forecast.

iii)The following table provides information about deferred revenue from contracts with customers:

	As of December 31,
	2022	2023
	RMB	RMB
Current	202,996	406,066
Non-current	277,841	369,455
Deferred revenue	480,837	775,521

The deferred revenue balances above as of December 31, 2022 and 2023 were comprised of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Upfront franchise fees	319,537	420,421
Advances from sales of hotel supplies and other products	92,144	238,739
Loyalty program	36,877	44,787
Others	32,279	71,574
Deferred revenue	480,837	775,521

The Group recognized revenues of RMB160,633, RMB170,768 and RMB170,085 during the years ended December 31, 2021, 2022 and 2023, which were included in deferred revenue balance at the beginning of each year.

(c)	Revenue allocated to remaining performance obligation

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2022 and 2023, the Group had RMB319,537 and RMB420,421 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods over 1 to 20 years.

The Group has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less.